UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: June 30

Date of reporting period: March 31, 2015

Item 1. Schedule of Investments.

AAM/Bahl & Gaynor Income Growth Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 98.1%
	COMMUNICATIONS – 1.5%
48,439	BCE, Inc.[1]	$2,051,876

	CONSUMER DISCRETIONARY – 4.7%
15,345	Genuine Parts Co.	1,430,000
33,665	Hasbro, Inc.	2,128,975
16,510	Home Depot, Inc.	1,875,701
11,834	McDonald's Corp.	1,153,105
		6,587,781

	CONSUMER STAPLES – 19.2%
52,161	Altria Group, Inc.	2,609,093
79,111	Coca-Cola Co.	3,207,951
28,310	Hershey Co.	2,856,762
38,192	Kimberly-Clark Corp.	4,090,745
62,485	Kraft Foods Group, Inc.	5,443,381
42,893	PepsiCo, Inc.	4,101,429
25,296	Philip Morris International, Inc.	1,905,548
34,996	Procter & Gamble Co.	2,867,572
		27,082,481

	ENERGY – 8.1%
34,037	Chevron Corp.	3,573,204
37,895	Kinder Morgan, Inc.	1,593,864
93,055	Spectra Energy Corp.	3,365,799
57,071	Williams Cos., Inc.	2,887,222
		11,420,089

	FINANCIALS – 17.5%
43,186	Arthur J. Gallagher & Co.	2,018,946
12,272	BlackRock, Inc.	4,489,588
41,715	Health Care REIT, Inc. - REIT	3,227,072
70,350	JPMorgan Chase & Co.	4,261,803
39,073	Marsh & McLennan Cos., Inc.	2,191,605
41,545	PNC Financial Services Group, Inc.	3,873,656
33,048	U.S. Bancorp	1,443,206
42,681	Ventas, Inc. - REIT	3,116,567
		24,622,443

	HEALTH CARE – 13.6%
33,605	Abbott Laboratories	1,556,920
68,556	AbbVie, Inc.	4,013,268
21,825	Johnson & Johnson	2,195,595
59,947	Merck & Co., Inc.	3,445,754
35,480	Novartis A.G. - ADR[1]	3,498,683
128,145	Pfizer, Inc.	4,458,164
		19,168,384

AAM/Bahl & Gaynor Income Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDUSTRIALS – 7.7%
65,244	Emerson Electric Co.	$3,694,115
152,013	General Electric Co.	3,771,443
16,267	Lockheed Martin Corp.	3,301,550
		10,767,108

	MATERIALS – 5.4%
29,760	3M Co.	4,908,912
31,168	LyondellBasell Industries N.V. - Class A1	2,736,550
		7,645,462

	TECHNOLOGY – 15.5%
61,867	Analog Devices, Inc.	3,897,621
22,554	Automatic Data Processing, Inc.	1,931,525
143,394	Cisco Systems, Inc.	3,946,920
57,579	Maxim Integrated Products, Inc.	2,004,325
84,938	Microsoft Corp.	3,453,154
73,349	Paychex, Inc.	3,639,211
41,715	QUALCOMM, Inc.	2,892,518
		21,765,274

	UTILITIES – 4.9%
38,779	NextEra Energy, Inc.	4,034,955
58,998	Wisconsin Energy Corp.	2,920,401
		6,955,356

	TOTAL COMMON STOCKS (Cost $133,529,272)	138,066,254

	SHORT-TERM INVESTMENTS – 3.8%
5,407,144	Federated Treasury Obligations Fund, 0.01%[2]	5,407,144

	TOTAL SHORT-TERM INVESTMENTS (Cost $5,407,144)	5,407,144

	TOTAL INVESTMENTS – 101.9% (Cost $138,936,416)	143,473,398
	Liabilities in Excess of Other Assets – (1.9)%	(2,725,121)

	TOTAL NET ASSETS - 100.0%	$140,748,277

ADR – American Depository Receipt
REIT – Real Estate Investment Trust

[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

AAM/Cutwater Select Income Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2015 (Unaudited)

Principal Amount		Value

	ASSET-BACKED SECURITIES – 5.7%
$108,000	AmeriCredit Automobile Receivables Trust 2012-3 2.420%, 5/8/2018[1]	$109,229
500,000	Goldentree Loan Opportunities V Ltd. 1.357%, 10/18/2021[1,2,3]	497,837
185,000	Harley-Davidson Motorcycle Trust 2011-1 2.120%, 8/15/2017[1]	185,963
58,075	Sonic Capital LLC 5.438%, 5/20/2041[1,3]	61,247
161,834	Spirit Master Funding LLC 5.760%, 3/20/2042[1,3]	178,522
	TAL Advantage V LLC
180,500	2.830%, 2/22/2038[1,3]	180,521
78,730	1.700%, 5/20/2039[1,3]	78,207
250,000	Voya CLO 2014-2 Ltd. 2.257%, 7/17/2026[1,2,3]	247,619
	TOTAL ASSET-BACKED SECURITIES (Cost $1,523,633)	1,539,145

	COMMERCIAL MORTGAGE-BACKED SECURITIES – 4.7%
297,000	Bear Stearns Commercial Mortgage Securities Trust 2006-PWR13 5.582%, 9/11/2041[1,2]	312,209
195,000	BLCP Hotel Trust 1.525%, 8/15/2029[1,2,3]	194,461
156,000	Hilton USA Trust 2013-HLT 3.714%, 11/5/2030[3]	159,268
78,000	Irvine Core Office Trust 2013-IRV 3.174%, 5/15/2048[1,2,3]	77,926
227,000	ML-CFC Commercial Mortgage Trust 2006-3 5.485%, 7/12/2046[1,2]	232,115
290,000	MSBAM Commercial Mortgage Securities Trust 2012-CKSV 4.292%, 10/15/2030[2,3]	295,101
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $1,264,915)	1,271,080

	CORPORATE BONDS – 66.9%
	COMMUNICATIONS – 13.2%
250,000	Bharti Airtel International Netherlands B.V. 5.350%, 5/20/2024[3]	275,312
210,000	CCOH Safari LLC 5.500%, 12/1/2022[1]	214,725
250,000	Cequel Communications Holdings I LLC / Cequel Capital Corp. 6.375%, 9/15/2020[1,3]	263,438
175,000	Frontier Communications Corp. 8.500%, 4/15/2020	196,438

AAM/Cutwater Select Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2015 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	COMMUNICATIONS (Continued)
$250,000	Historic TW, Inc. 9.150%, 2/1/2023	$345,270
200,000	Numericable-SFR S.A.S. 6.250%, 5/15/2024[1,3]	202,500
105,000	Qwest Corp. 7.250%, 10/15/2035[1]	108,761
	T-Mobile USA, Inc.
95,000	6.250%, 4/1/2021[1]	98,800
168,000	6.625%, 4/1/2023[1]	175,770
250,000	Telefonica Europe B.V. 8.250%, 9/15/2030	364,206
250,000	Time Warner Cable, Inc. 6.550%, 5/1/2037	313,962
150,000	UPCB Finance VI Ltd. 6.875%, 1/15/2022[1,3]	160,125
	Verizon Communications, Inc.
200,000	7.750%, 12/1/2030	281,713
14,000	6.550%, 9/15/2043	18,230
111,000	5.012%, 8/21/2054	115,172
131,000	4.672%, 3/15/2055[3]	128,294
300,000	VTR Finance B.V. 6.875%, 1/15/2024[1,3]	311,250
		3,573,966

	CONSUMER DISCRETIONARY – 3.9%
125,000	ADT Corp. 6.250%, 10/15/2021	133,125
180,081	American Airlines 2013-2 Class B Pass-Through Trust 5.600%, 7/15/2020[3]	188,185
101,187	British Airways 2013-1 Class B Pass-Through Trust 5.625%, 12/20/2021[3]	107,764
160,000	ERAC USA Finance LLC 4.500%, 2/15/2045[1,3]	161,867
200,000	FCA U.S. LLC / CG Co-Issuer, Inc. 8.250%, 6/15/2021[1]	221,822
200,000	Ford Motor Credit Co. LLC 5.875%, 8/2/2021	235,440
		1,048,203

	CONSUMER STAPLES – 0.4%
104,000	H.J. Heinz Co. 4.875%, 2/15/2025[1,3]	112,710

AAM/Cutwater Select Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2015 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	ENERGY – 11.0%
$240,000	Antero Resources Corp. 5.625%, 6/1/2023[1,3]	$237,600
200,000	BG Energy Capital PLC 6.500%, 11/30/2072[1,2]	213,806
300,000	California Resources Corp. 6.000%, 11/15/2024[1,3]	263,250
250,000	CITGO Petroleum Corp. 6.250%, 8/15/2022[1,3]	242,500
100,000	Energy Transfer Partners LP 5.150%, 3/15/2045[1]	100,627
114,000	Enterprise Products Operating LLC 7.034%, 1/15/2068[1,2]	123,248
100,000	IFM U.S. Colonial Pipeline 2 LLC 6.450%, 5/1/2021[1,3]	109,913
70,000	Kinder Morgan Energy Partners LP 9.000%, 2/1/2019	85,266
250,000	Kinder Morgan, Inc. 8.050%, 10/15/2030	307,396
250,000	Lukoil International Finance B.V. 6.125%, 11/9/2020[3]	240,625
79,000	Noble Energy, Inc. 8.250%, 3/1/2019	94,510
500,000	Petroleos Mexicanos 5.500%, 6/27/2044	504,375
260,000	Regency Energy Partners LP / Regency Energy Finance Corp. 6.500%, 7/15/2021[1]	272,350
87,000	Transocean, Inc. 6.500%, 11/15/2020	72,971
125,000	Williams Partners LP / ACMP Finance Corp. 4.875%, 5/15/2023[1]	125,937
		2,994,374

	FINANCIALS – 29.8%
170,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust 4.500%, 5/15/2021[3]	175,738
175,000	Allstate Corp. 6.500%, 5/15/2067[1,2]	202,562
105,000	American Express Co. 6.800%, 9/1/2066[1,2]	110,271
70,000	American Financial Group, Inc. 9.875%, 6/15/2019	89,415
325,000	American International Group, Inc. 8.175%, 5/15/2058[1,2]	460,866

AAM/Cutwater Select Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2015 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
	Bank of America Corp.
$115,000	5.750%, 12/1/2017	$126,540
170,000	5.875%, 1/5/2021	198,699
200,000	4.100%, 7/24/2023	213,410
143,000	Bear Stearns Cos. LLC 6.400%, 10/2/2017	159,537
121,000	BioMed Realty LP 6.125%, 4/15/2020[1]	139,344
	Citigroup, Inc.
112,000	3.375%, 3/1/2023	114,781
150,000	5.300%, 5/6/2044	168,605
250,000	Deutsche Bank A.G. 4.296%, 5/24/2028[1,2]	246,565
192,000	EPR Properties 5.750%, 8/15/2022[1]	211,373
	General Electric Capital Corp.
140,000	5.300%, 2/11/2021	161,718
200,000	5.250%, 6/29/2049[1,2]	205,500
	Goldman Sachs Group, Inc.
49,000	2.375%, 1/22/2018	50,001
300,000	5.950%, 1/15/2027	351,582
250,000	Goodman Funding Pty Ltd. 6.375%, 4/15/2021[3]	293,258
395,000	HSBC Capital Funding LP 10.176%, 12/29/2049[1,2,3]	598,425
350,000	ING Bank N.V. 4.125%, 11/21/2023[1,2]	359,905
	JPMorgan Chase & Co.
184,000	4.950%, 3/25/2020	207,033
208,000	7.900%, 4/29/2049[1,2]	223,860
	Liberty Mutual Group, Inc.
112,000	7.000%, 3/15/2037[1,2,3]	114,856
250,000	7.800%, 3/15/2037[3]	305,625
200,000	MetLife, Inc. 10.750%, 8/1/2069[1]	335,900
	Morgan Stanley
250,000	5.500%, 7/24/2020	286,740
250,000	5.450%, 7/29/2049[1,2]	251,875
270,000	Prudential Financial, Inc. 5.200%, 3/15/2044[1,2]	274,860
100,000	SAFG Retirement Services, Inc. 8.125%, 4/28/2023	131,914
131,000	Travelers Cos., Inc. 6.250%, 3/15/2037[1,2]	140,221

AAM/Cutwater Select Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2015 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
$335,000	U.S. Bank N.A. 0.736%, 10/28/2019[1,2]	$335,892
250,000	UBS A.G. 7.625%, 8/17/2022	303,219
	Wells Fargo & Co.
250,000	7.980%, 3/29/2049[1,2]	273,750
250,000	5.875%, 12/29/2049[1,2]	264,425
		8,088,265

	HEALTH CARE – 1.5%
20,000	Actavis Funding SCS 4.750%, 3/15/2045[1]	21,257
175,000	FreseniU.S. Medical Care U.S. Finance, Inc. 5.750%, 2/15/2021[3]	191,625
90,000	Medtronic, Inc. 4.625%, 3/15/2045[3]	102,012
80,000	Memorial Sloan-Kettering Cancer Center 4.200%, 7/1/2055	81,041
		395,935

	INDUSTRIALS – 0.5%
138,000	Penske Truck Leasing Co. Lp / PTL Finance Corp. 3.375%, 2/1/2022[1,3]	137,958

	MATERIALS – 2.4%
250,000	Samarco Mineracao S.A. 5.750%, 10/24/2023[3]	241,125
214,000	Sinochem Overseas Capital Co., Ltd. 6.300%, 11/12/2040[3]	276,528
159,000	Teck Resources Ltd. 5.200%, 3/1/2042[1]	141,370
		659,023

	TECHNOLOGY – 0.2%
65,000	NCR Corp. 5.875%, 12/15/2021[1]	67,763

	UTILITIES – 4.0%
200,000	AGL Capital Corp. 5.875%, 3/15/2041[1]	261,804
87,000	Duquesne Light Holdings, Inc. 6.400%, 9/15/2020[3]	103,228
112,000	Electricite de France S.A. 5.250%, 1/29/2049[1,2,3]	116,872

AAM/Cutwater Select Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2015 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	UTILITIES (Continued)
$262,000	NextEra Energy Capital Holdings, Inc. 7.300%, 9/1/2067[1,2]	$275,755
110,000	Southern Power Co. 5.250%, 7/15/2043	128,228
175,000	UIL Holdings Corp. 4.625%, 10/1/2020	189,003
		1,074,890

	TOTAL CORPORATE BONDS (Cost $17,779,907)	18,153,087

	MUNICIPAL BONDS – 3.2%
125,000	American Municipal Power, Inc. 6.053%, 2/15/2043	161,432
160,000	Massachusetts Clean Water Trust 5.000%, 8/1/2025	202,843
165,000	New York State Dormitory Authority 5.000%, 10/1/2045	229,324
240,000	State of Illinois 7.350%, 7/1/2035	286,709

	TOTAL MUNICIPAL BONDS (Cost $874,348)	880,308

	U.S. GOVERNMENT AND AGENCIES – 14.1%
74,117	Fannie Mae Pool 6.000%, 7/1/2040	86,119
	United States Treasury Bond
765,000	5.375%, 2/15/2031	1,087,018
525,000	3.625%, 2/15/2044	641,935
75,000	3.125%, 8/15/2044	84,029
130,000	3.000%, 11/15/2044	142,441
	United States Treasury Note
97,000	1.625%, 6/30/2019	98,508
80,000	1.375%, 2/29/2020	80,019
200,000	1.625%, 8/15/2022	198,391
210,000	2.500%, 5/15/2024	220,598
378,000	2.375%, 8/15/2024	392,943
650,000	2.250%, 11/15/2024	668,231
130,000	2.000%, 2/15/2025	130,823

	TOTAL U.S. GOVERNMENT AND AGENCIES (Cost $3,564,742)	3,831,055

AAM/Cutwater Select Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2015 (Unaudited)

Number of Shares		Value

	PREFERRED STOCKS – 1.1%
	FINANCIALS – 1.1%
2,800	CoBank ACB 6.250%, 12/31/49[1,2]	$286,387

	TOTAL PREFERRED STOCKS (Cost $299,688)	286,387

	SHORT-TERM INVESTMENTS – 4.2%
1,142,036	Federated Treasury Obligations Fund, 0.01%[4]	1,142,036

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,142,036)	1,142,036

	TOTAL INVESTMENTS – 99.9% (Cost $26,449,269)	27,103,098
	Other Assets in Excess of Liabilities – 0.1%	22,044

	TOTAL NET ASSETS – 100.0%	$27,125,142

CFC – Cooperative Finance Corporation
LP – Limited Partnership
PLC – Public Limited Company

[1]	Callable.
[2]	Variable, floating, or step rate security.
[3]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers.
[4]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

AAM Funds
NOTES TO SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

Note 1 – Organization
AAM/Bahl & Gaynor Income Growth Fund (‘‘Bahl & Gaynor Income Growth” or “Bahl & Gaynor Income Growth Fund’’) and AAM/Cutwater Select Income Fund (“Cutwater Select Income” or “Cutwater Select Income Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Bahl & Gaynor Income Growth Fund’s primary investment objective is current and growing income and secondarily long-term capital appreciation. The Fund currently offers three classes of shares: Class A, Class C and Class I. The Fund’s Class A and Class I shares commenced operations on July 5, 2012. The Fund’s Class C shares commenced operations on January 31, 2013.

The Cutwater Select Income Fund’s primary investment objective is to seek current income. The Fund currently offers three classes of shares: Class A, Class C and Class I. The Fund commenced investment operations on April 19, 2013.

The shares of each class represent an interest in the same portfolio of investments of the Funds and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued at the last available bid price for such securities, or if such prices are not available, at the bid price obtained from at least one broker-dealer or at prices for securities of comparable maturity, quality and type. All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value. If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Funds’ advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

AAM Funds
NOTES TO SCHEDULE OF INVESTMENTS - Continued
March 31, 2015 (Unaudited)

(b) Corporate Debt Securities
Corporate debt securities are fixed-income securities issued by businesses to finance their operations, although corporate debt instruments may also include bank loans to companies. Notes, bonds, bank loans, debentures and commercial paper are the most common types of corporate debt securities, with the primary difference being their maturities and secured or unsecured status. Commercial paper has the shortest term and is usually unsecured. The broad category of corporate debt securities includes debt issued by domestic or foreign companies of all kinds, including those with small-, mid- and large-capitalizations. Corporate debt may be rated investment grade or below investment grade and may carry variable or floating rates of interest.

Corporate debt securities carry credit risk, interest rate risk and prepayment risk. Credit risk is the risk that a fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due. Some corporate debt securities that are rated below investment grade are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. The credit risk of a particular issuer’s debt security may vary based on its priority for repayment.

Interest rate risk is the risk that the value of certain corporate debt securities will tend to fall when interest rates rise. In general, corporate debt securities with longer terms tend to fall more in value when interest rates rise than corporate debt securities with shorter terms. Prepayment risk occurs when issuers prepay fixed rate debt securities when interest rates fall, forcing the Fund to invest in securities with lower interest rates. Issuers of debt securities are also subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors that may restrict the ability of the issuer to pay, when due, the principal of and interest on its debt securities.

Note 3 – Federal Income Taxes
At March 31, 2015, gross unrealized appreciation (depreciation) of investments, based on cost for federal income tax purposes were as follows:

	Bahl & Gaynor Income Growth Fund	Cutwater Select Income Fund
Cost of investments	$138,992,489	$26,449,269

Gross unrealized appreciation	7,715,916	872,211
Gross unrealized depreciation	(3,235,007)	(218,382)

Net unrealized appreciation	$4,480,909	$653,829

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

AAM Funds
NOTES TO SCHEDULE OF INVESTMENTS - Continued
March 31, 2015 (Unaudited)

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of March 31, 2015, in valuing the Funds’ assets carried at fair value:

Bahl & Gaynor Income Growth Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$138,066,254	$-	$-	$138,066,254
Short-Term Investments	5,407,144	-	-	5,407,144
Total Investments	$143,473,398	$-	$-	$143,473,398

AAM Funds
NOTES TO SCHEDULE OF INVESTMENTS - Continued
March 31, 2015 (Unaudited)

Cutwater Select Income Fund	Level 1	Level 2	Level 3**	Total
Investments
Asset-Backed Securities	$-	$1,539,145	$-	$1,539,145
Commercial Mortgage-Backed Securities	-	1,271,080	-	1,271,080
Corporate Bonds[1]	-	18,153,087	-	18,153,087
Municipal Bonds	-	880,308	-	880,308
U.S. Government and Agencies	-	3,831,055	-	3,831,055
Preferred Stocks	-	286,387	-	286,387
Short-Term Investments	1,142,036	-	-	1,142,036
Total Investments	$1,142,036	$25,961,062	$-	$27,103,098

[1]	For a detailed break-out of common stocks and corporate bonds by major industry classification, please refer to the Schedules of Investments.
*	The Fund did not hold any Level 2 or Level 3 securities at period end.
**	The Fund did not hold any Level 3 securities at period end.

Transfers are recognized at the end of the reporting period. As of March 31, 2015, one preferred security in the Cutwater Select Income Fund transferred Levels due to a change in valuation technique. The Fund transferred $286,387 out of Level 1 into Level 2 due to this change in valuation technique. There were no transfers at period end in the Bahl & Gaynor Income Growth Fund.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	5/29/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	5/29/2015

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	5/29/2015